Business Acquisitions - Summary of Company's Assets and Liabilities and Reconciliation of Cash Paid for Net Assets Acquired (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jan. 02, 2020
Business Acquisition [Line Items]
Goodwill	$ 546,312		$ 234,328
Acquisitions of subsidiaries, including non-compete intangibles, net of cash acquired	617,576	$ 205,325
Primary Care Physicians and Related Entities
Business Acquisition [Line Items]
Accounts receivable	185	486		$ 486
Other assets	2,601	433
Property and equipment	2,128	4,012		1,518
Goodwill	311,963	89,976		13,738
Intangibles	372,210	162,536		43,549
Total assets acquired	689,087	257,443
Due to sellers	295	16,288		$ 274
Contingent consideration	9,600
Other liabilities	1,616	1,530
Total liabilities assumed	11,511	17,818
Net Assets Acquired	677,576	239,625
Issuance of Parent equity in connection with acquisitions	60,000	34,300
Acquisitions of subsidiaries, including non-compete intangibles, net of cash acquired	$ 617,576	$ 205,325